Convertible Preferred Stock - 2022 Financing (Details) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($)	Aug. 10, 2023 $ / shares	Jul. 31, 2023 shares	Jun. 30, 2023	Jul. 31, 2021 shares	Mar. 31, 2021 shares	Nov. 30, 2020 shares
Convertible Preferred Stock
Exercise price of warrants (in dollars per share)										$ 11.50
Loss on equity issuance | $				$ 0	$ 0	$ (4,171)	$ 0	$ (8,312)
Change in fair value of tranche and warrant liabilities | $								2,186	$ 379
Warrant liabilities
Convertible Preferred Stock
Fair value of liabilities | $	$ 11,966							15,819
Series B-2 tranche liabilities
Convertible Preferred Stock
Fair value of liabilities | $	6,347
Business Combination scenario
Convertible Preferred Stock
Enterprise value allocated | $	$ 220
Value assigned to the tranche rights and obligations | $								$ 0
Stock price | Business Combination scenario
Convertible Preferred Stock
Warrants and rights outstanding measurement input	10.93
Expected share price volatility | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	50.0
Expected share price volatility | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	65.0
Risk-free interest rate | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	4.0
Risk-free interest rate | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	4.7
Term | Minimum | Warrant liabilities
Convertible Preferred Stock
Warrants and rights outstanding measurement input | Y								5.8
Term | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y								0.2
Term | Maximum | Warrant liabilities
Convertible Preferred Stock
Warrants and rights outstanding measurement input | Y								6.0
Term | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y								0.4
Dividend
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | $	0
Discount rate | Business Combination scenario
Convertible Preferred Stock
Warrants and rights outstanding measurement input	30
2022 Financing
Convertible Preferred Stock
Loss on equity issuance | $								$ 4,702
Change in fair value of tranche and warrant liabilities | $								$ 2,208
Series A-1 preferred stock
Convertible Preferred Stock
Exchange ratios	1.155											1.275
Series A-1 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 42.89
Exchange ratios	1.155
Series A-2 preferred stock
Convertible Preferred Stock
Exchange ratios	1.173											1.290
Series A-2 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 13.36
Exchange ratios	1.173
Series A-3 preferred stock
Convertible Preferred Stock
Exchange ratios	1.162											1.303
Series A-3 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 14.97
Exchange ratios	1.162
Series A-4 preferred stock
Convertible Preferred Stock
Exchange ratios	1.165											1.277
Series A-4 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 13.76
Exchange ratios	1.165
Series A-5 preferred stock
Convertible Preferred Stock
Exchange ratios	1.189											1.333
Series A-5 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 14.97
Exchange ratios	1.189
Series A-6 preferred stock
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares															59,102
Exchange ratios	1.190											1.351
Series A-6 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 17.00
Exchange ratios	1.190
Series B preferred stock
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares													289,552	289,552
Exchange ratios	1.154											1.250
Series B preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock	$ 10.52
Exchange ratios	1.154
Series B-1 preferred stock
Convertible Preferred Stock
Exchange ratios	1.167											1.296
Series B-1 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	14.97
Series B-1 preferred stock | 2022 Financing
Convertible Preferred Stock
Number of shares sold | shares		247,185	247,185
Price of shares sold		$ 14.16	$ 14.16
Net proceeds | $		$ 3,499	$ 3,499
Conversion prices of the Company's preferred stock	$ 12.14
Exchange ratios	1.167
Series B-2 preferred stock
Convertible Preferred Stock
Exchange ratios	1											1
Percentage of then outstanding shares on an as-converted to common stock basis, offered	99.20%
Series B-2 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	14.16
Series B-2 preferred stock | 2022 Financing
Convertible Preferred Stock
Number of shares sold | shares	706,243
Price of shares sold	$ 14.16
Net proceeds | $	$ 9,755
Conversion prices of the Company's preferred stock	$ 14.16
Exchange ratios	1
Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Maximum number of shares agreed to sell | shares	518,854
Aggregate proceeds receivable | $	$ 7,347
Maximum proceeds receivable through the sale of additional shares | $	$ 10,000
Series B-2 preferred stock | B-2 Preferred Stock Financing, Third tranche
Convertible Preferred Stock
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	8
Warrants to purchase Series B-3 preferred stock (in shares) | shares	2,448,428
Exercise price of warrants (in dollars per share)	$ 2.03
Maximum number of shares agreed to sell | shares	306,053
Aggregate proceeds receivable | $	$ 4,334
Maximum proceeds receivable through the sale of additional shares | $	$ 5,000
Maximum number of shares agreed to sell through sale of additional shares | shares	353,121
Series B-3 preferred stock
Convertible Preferred Stock
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	4
Warrants to purchase Series B-3 preferred stock (in shares) | shares											2,239,309
Exchange ratios	1											1
Series B-3 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	3.24
Series B-3 preferred stock | Series B-3 Warrants exercise price per share
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	2.03
Series B-3 preferred stock | 2022 Financing
Convertible Preferred Stock
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	4
Warrants to purchase Series B-3 preferred stock (in shares) | shares	2,824,974
Exercise price of warrants (in dollars per share)	$ 2.03
Conversion prices of the Company's preferred stock	$ 2.03
Exchange ratios	1
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	4
Warrants to purchase Series B-3 preferred stock (in shares) | shares	2,075,417
Exercise price of warrants (in dollars per share)	$ 2.03